Operating expenses - Bonus awards (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Total Bonus awards	£ 307,000,000	£ 335,000,000	£ 342,000,000
Bonus awards as a % of operating profit before tax	7.00%	9.00%
Proportion of bonus awards that are deferred	87.00%	89.00%
Bonus awards
Operating expenses
Total Bonus awards	£ 307,000,000	£ 335,000,000
Change %	(8.00%)
Total non-deferred bonus awards
Operating expenses
Total Bonus awards	£ 40,000,000	37,000,000
Change %	8.00%
Non-deferred cash awards
Operating expenses
Total Bonus awards	£ 40,000,000	37,000,000
Change %	8.00%
Total deferred bonus awards
Operating expenses
Total Bonus awards	£ 267,000,000	298,000,000
Change %	(10.00%)
Deferred bond awards
Operating expenses
Total Bonus awards	£ 184,000,000	£ 191,000,000
Change %	(4.00%)
Proportion of bonus awards that are deferred	69.00%	64.00%
Deferred share awards
Operating expenses
Total Bonus awards	£ 83,000,000	£ 107,000,000
Change %	(22.00%)
Proportion of bonus awards that are deferred	31.00%	36.00%
Maximum | Non-deferred cash awards
Operating expenses
Cash awards	£ 2,000